CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 27, 2015	Mar. 28, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,756)	$ (6,094)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(532)	(240)
Other comprehensive loss	(532)	(240)
Comprehensive loss	$ (4,288)	$ (6,334)